Capital structure and financial items -Distributions to shareholders - Distribution to shareholders (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interim dividend for the year	kr 8,021	kr 7,570	kr 7,100
Dividend for prior year	13,496	12,551	12,309
Share repurchases for the year	19,447	16,855	15,334
Total	kr 40,964	kr 36,976	kr 34,743